SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT REPORTING
Schedule of Group's operating segment results

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Revenue:
Freight delivery	7,853,680	8,353,703	4,890,823	709,103
Supply chain management	1,912,323	1,820,239	1,852,153	268,537
Global	777,657	1,194,146	963,505	139,695
Others	142,506	172,447	116,859	16,943
Inter-segment*	(157,932)	(114,699)	(79,268)	(11,493)
Consolidated revenue	10,528,234	11,425,836	7,744,072	1,122,785
Gross profit (loss):
Freight delivery	158,656	(262,303)	(226,659)	(32,862)
Supply chain management	65,422	73,272	110,257	15,986
Global	(98,077)	(64,656)	(164,680)	(23,876)
Others	116,281	54,299	17,524	2,541
Inter-segment*	—	—	—	—
Consolidated gross profit (loss)	242,282	(199,388)	(263,558)	(38,211)
(*)

The inter segment eliminations mainly consist of services provided by Freight delivery and Global segment to the Supply chain management services segment, for the years ended December 31, 2020, 2021 and 2022, respectively

Schedule of revenues generated in domestic and overseas markets

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
PRC	9,750,578	10,231,981	6,827,165	989,846
Non-PRC	777,656	1,193,855	916,907	132,939
	10,528,234	11,425,836	7,744,072	1,122,785

Schedule of revenue from contracts with customers disaggregated by the revenue recognition

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Revenue recognized at point of time	313,520	335,787	282,165	40,910
Revenue recognized over time	10,214,714	11,090,049	7,461,907	1,081,875
	10,528,234	11,425,836	7,744,072	1,122,785